Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities
25.	Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities

(1)	The Group has recognized the following amounts relating to revenue and other income in the statement of profit or loss:

(in millions of Korean won)	2021		2022		2023
Revenue from contracts with customers	￦	24,712,128	￦	25,432,727	￦	26,063,185
Revenue from other sources		185,877		206,128		224,016
Other income (Note 26)		307,654		595,351		308,044

Total revenue and other income	￦	25,205,659	￦	26,234,206	￦	26,595,245

(2) Operating revenues and other income for the years ended December 31, 2021, 2022 and 2023 are as follows:

(in millions of Korean won)	2021		2022		2023
Mobile services	￦	6,936,485	￦	7,013,889	￦	7,140,333
Fixed-line services		4,960,338		5,056,513		5,142,359
Fixed-line and VoIP telephone services		1,465,059		1,378,265		1,249,024
Broadband Internet access services		2,343,591		2,504,833		2,578,558
Data communication services		1,151,689		1,173,415		1,314,777
Media and content		2,800,630		3,099,776		3,206,521
Financial services		3,661,896		3,836,589		3,967,763
Sale of goods		3,532,973		3,393,646		3,292,514
Others		3,313,337		3,833,793		3,845,755

Total	￦	25,205,659	￦	26,234,206	￦	26,595,245

Mobile and fixed-line service
Telecommunication service revenues include mobile and fixed-line (e.g., fixed-line and VoIP telephone, broadband internet access services and data communication services). These services represent a series of distinct services that are considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).
Media and content services
Revenue from media and content services primarily consists of installation fees and basic monthly charges of IPTV and satellite TV services, as well as revenue from digital content distribution, digital music streaming and downloading. Media and contents services revenue are recognized when services are provided, based upon either usage or period of time.
Financial services
Financial services primarily include commissions for merchant fees paid by merchants to credit card companies for processing transactions. Revenue from the commission is recognized when the service obligation is performed.
Sale of goods
Revenue from sale of goods, primarily handsets related to our mobile services is recognized when a performance obligation is satisfied by transferring promised goods to customers.

(3)	Contract assets and liabilities recognized in relation to the revenues from contracts with customers, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Contract assets 1	￦	963,133	￦	1,130,745
Contract liabilities 1		344,869		311,023
Deferred revenue 2	￦	81,653	￦	81,067

1
The Group recognized contract assets of
￦
308,821million and contract liabilities of
￦
32,274 million for long-term construction contract as of December 31, 2023 (2022: contract assets of
￦
160,880 million and contract liabilities of
￦
60,762 million). The Group recognizes contract assets as trade receivables and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded.

(4)	The contract costs recognized as assets are as follows:

(in millions of Korean won)	2021		2022		2023
Incremental cost of contract establishment	￦	1,726,401	￦	1,744,096	￦	1,656,711
Cost of Contract performance		74,843		73,582		70,757
As at December 31, 2023, the Group recognized
￦
1,759,586 million (2021:
￦
1,842,621 million, 2022:
￦
1,793,013 million) of operating expenses related to contract cost assets.

(5)	The recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(in millions of Korean won)	2021		2022		2023
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Allocation of the transaction price	￦	275,965	￦	246,843	￦	213,609
Deferred revenue of joining/installment fee		42,100		44,204		41,824

Total	￦	318,065	￦	291,047	￦	255,433